T. ROWE PRICE Capital Appreciation Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,368,339 20,694
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 17,870,063 15,462
Total Asset-Backed Securities (Cost $40,043) 36,156
BANK LOANS 10.1% (2)
1011778 B.C., FRN
1M TSFR + 2.25%, 7.566%, 9/23/30  32,054,123 31,914
ADMI, FRN
1M TSFR + 3.00%, 8.431%, 4/30/25  37,329,388 36,603
ADMI, FRN
1M TSFR + 3.38%, 8.806%, 12/23/27  56,530,446 52,291
ADMI, FRN
1M TSFR + 3.75%, 9.181%, 12/23/27  137,843,899 128,342
Alliant Holdings Intermediate, FRN
1M TSFR + 3.50%, 8.831%, 11/5/27 (3) 94,452,015 94,245
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.50%, 8.931%, 11/5/27 (3) 221,751,531 221,175
Applied Systems, FRN
3M TSFR + 4.50%, 9.89%, 9/18/26  294,815,481 295,420
Applied Systems, FRN
3M TSFR + 6.75%, 12.14%, 9/17/27  59,407,364 59,494
AssuredPartners, FRN
1M TSFR + 3.50%, 8.816%, 2/12/27 (3) 9,592,890 9,560
AssuredPartners, FRN
1M TSFR + 3.50%, 8.931%, 2/12/27 (3) 16,694,259 16,648
AssuredPartners, FRN
1M TSFR + 3.50%, 8.931%, 2/12/27 (3) 9,573,997 9,562
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.568%, 2/15/29  170,380,438 166,920
Avantor Funding, FRN
1M TSFR + 2.25%, 7.666%, 11/8/27  43,649,244 43,590
Azalea Topco, FRN
1M TSFR + 3.50%, 9.184%, 7/24/26 (3) 167,498,623 160,841
Azalea Topco, FRN
1M TSFR + 3.75%, 9.322%, 7/24/26  33,913,884 32,568
Azalea Topco, FRN
1M TSFR + 3.75%, 9.434%, 7/24/26  59,469,472 57,239
BroadStreet Partners, FRN
1M TSFR + 3.00%, 8.431%, 1/27/27  1,932,279 1,921

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BroadStreet Partners, FRN
1M TSFR + 4.00%, 9.316%, 1/27/29  47,975,106 47,915
Charter Communications Operating, FRN
1M TSFR + 1.75%, 7.116%, 4/30/25 (3) 56,240,346 56,252
Charter Communications Operating, FRN
1M TSFR + 1.75%, 7.116%, 2/1/27  36,189,665 36,131
Epicor Software, FRN
1M USD LIBOR + 3.75%, 7/31/27 (3) 6,446,275 6,448
Filtration Group, FRN
1M TSFR + 3.50%, 8.931%, 10/21/28  80,167,559 79,784
Filtration Group, FRN
1M TSFR + 4.25%, 9.681%, 10/21/28  149,485,533 149,548
Filtration Group, FRN
3M EURIBOR + 4.25%, 8.108%, 10/21/28 (EUR) (3) 73,960,371 77,543
Heartland Dental, FRN
1M TSFR + 5.00%, 10.331%, 4/28/28  160,817,484 158,942
Hilton Worldwide Finance, FRN
3M TSFR + 1.75%, 7.17%, 6/22/26 (3) 138,329,259 138,187
Howden Group Holdings, FRN
1M USD LIBOR + 3.25%, 8.688%, 11/12/27  162,551,642 161,861
HUB International, FRN
1M TSFR + 4.25%, 9.584%, 6/20/30  796,571,000 797,901
HUB International, FRN
3M TSFR + 4.00%, 9.365%, 11/10/29  44,452,907 44,483
IRB Holding, FRN
1M TSFR + 3.00%, 8.416%, 12/15/27  123,740,247 123,169
Loire Finco Luxembourg, FRN
1M TSFR + 3.50%, 8.916%, 4/21/27 (3) 134,553,733 132,031
Loire Finco Luxembourg, FRN
1M TSFR + 3.75%, 9.166%, 4/21/27  22,597,758 22,259
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.798%, 6/21/27  196,472,782 203,862
PetVet Care Centers, FRN
1M TSFR + 3.25%, 8.666%, 2/14/25  48,252,694 47,971
PetVet Care Centers, FRN
1M TSFR + 3.50%, 8.916%, 2/14/25  42,948,325 42,712
PetVet Care Centers, FRN
1M TSFR + 6.25%, 11.666%, 2/13/26  3,982,000 3,934
PetVet Care Centers, FRN
3M TSFR + 2.75%, 8.166%, 2/14/25  11,373,665 11,299
Quartz Acquireco, FRN
1M TSFR + 3.50%, 8.818%, 6/28/30 (4) 9,587,082 9,563
RealPage, FRN
1M TSFR + 3.00%, 8.431%, 4/24/28 (3) 212,200,707 209,548
RealPage, FRN
1M TSFR + 6.50%, 11.931%, 4/23/29  6,300,000 6,308

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ryan Specialty, FRN
1M TSFR + 3.00%, 8.416%, 9/1/27  36,469,836 36,431
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 7.17%, 4/11/25  74,227,308 74,151
SkyMiles IP, FRN
1M TSFR + 3.75%, 9.076%, 10/20/27  56,850,263 58,819
Sophia, FRN
1M TSFR + 4.25%, 9.566%, 10/7/27  21,349,008 21,215
Sophia, FRN
3M TSFR + 3.50%, 8.816%, 10/7/27  71,170,681 70,949
Storable, FRN
1M TSFR + 3.50%, 8.866%, 4/17/28  31,690,925 31,391
Sunshine Luxembourg VII, FRN
3M TSFR + 3.75%, 9.24%, 10/1/26  117,721,890 117,461
Trans Union, FRN
1M TSFR + 1.75%, 7.166%, 11/16/26  31,768,933 31,716
UKG, FRN
3M TSFR + 3.25%, 8.764%, 5/4/26  383,937,611 382,540
USI, FRN
1M TSFR + 3.25%, 9/13/30 (3) 188,195,004 187,568
USI, FRN
1M TSFR + 3.75%, 9.14%, 11/22/29  164,594,045 164,342
USI, FRN
1M USD LIBOR + 3.25%, 9/13/30 (3) 64,671,920 64,483
Woof Holdings, FRN
1M TSFR + 3.75%, 9.397%, 12/21/27  5,614,066 4,430
Total Bank Loans (Cost $5,216,222) 5,231,480
BOND MUTUAL FUNDS 1.6%
T. Rowe Price Institutional Floating Rate Fund – Institutional Class,
8.96% (5)(6) 87,092,489 816,928
Total Bond Mutual Funds (Cost $842,519) 816,928
COMMON STOCKS 64.9%
COMMUNICATION SERVICES 3.6%
Interactive Media & Services 3.6%
Alphabet, Class A (7)(8) 11,190,748 1,464,421
Meta Platforms, Class A (7)(8) 1,317,185 395,432
Total Communication Services 1,859,853
CONSUMER DISCRETIONARY 5.3%
Automobile Components 0.4%
Mobileye Global, Class A (7) 4,584,471 190,485
190,485

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadline Retail 2.5%
Amazon.com (7)(8) 10,082,905 1,281,739
1,281,739
Hotels, Restaurants & Leisure 2.4%
Hilton Worldwide Holdings (8) 2,396,011 359,833
Starbucks (8) 313,316 28,596
Yum! Brands (8) 6,940,528 867,150
1,255,579
Total Consumer Discretionary 2,727,803
CONSUMER STAPLES 0.6%
Beverages 0.6%
Keurig Dr Pepper (8) 10,307,261 325,400
Total Consumer Staples 325,400
ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
Canadian Natural Resources  6,341,090 410,078
Chesapeake Energy  4,116,000 354,923
EOG Resources  1,236,805 156,777
Total Energy 921,778
FINANCIALS 7.0%
Banks 0.6%
PNC Financial Services Group (8) 2,718,893 333,798
333,798
Capital Markets 3.2%
CME Group (8) 648,592 129,861
Goldman Sachs Group  1,028,000 332,630
Intercontinental Exchange (8) 6,319,942 695,320
KKR (8) 6,629,167 408,357
S&P Global (8) 293,685 107,315
1,673,483
Financial Services 2.3%
Mastercard, Class A (8) 1,661,100 657,646
Visa, Class A (8) 2,392,000 550,184
1,207,830
Insurance 0.9%
Hockey Parent Holdings, Acquisition Date: 9/14/23,
Cost $123,055 (4)(7)(9) 61,221 123,055
Marsh & McLennan (8) 1,702,852 324,053
447,108
Total Financials 3,662,219

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 14.7%
Biotechnology 1.3%
AbbVie (8) 4,023,407 599,729
Karuna Therapeutics (7) 378,567 64,012
663,741
Health Care Equipment & Supplies 3.3%
Becton Dickinson & Company (8) 4,166,644 1,077,202
GE HealthCare Technologies (8) 3,355,090 228,280
Stryker (8) 705,500 192,792
Teleflex  1,146,310 225,147
1,723,421
Health Care Providers & Services 3.4%
Humana  579,400 281,890
UnitedHealth Group (8) 2,930,467 1,477,512
1,759,402
Life Sciences Tools & Services 5.8%
Avantor (7) 22,962,453 484,049
Danaher (8) 3,437,450 852,831
Revvity (6) 8,435,582 933,819
Thermo Fisher Scientific (8) 1,404,906 711,121
2,981,820
Pharmaceuticals 0.9%
Eli Lilly  842,000 452,263
452,263
Total Health Care 7,580,647
INDUSTRIALS & BUSINESS SERVICES 7.7%
Commercial Services & Supplies 1.6%
Republic Services  582,515 83,014
Waste Connections  5,682,996 763,227
846,241
Industrial Conglomerates 1.5%
General Electric (8) 1,988,852 219,867
Roper Technologies (8) 1,206,099 584,090
803,957
Machinery 3.4%
Fortive (8) 14,922,343 1,106,641
Ingersoll Rand (8) 10,251,832 653,247
1,759,888
Professional Services 1.2%
Equifax (8) 2,120,144 388,368

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransUnion (8) 3,307,123 237,418
625,786
Total Industrials & Business Services 4,035,872
INFORMATION TECHNOLOGY 13.4%
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity  462,410 57,122
Teledyne Technologies (7)(8) 1,452,064 593,284
650,406
Semiconductors & Semiconductor Equipment 3.0%
NVIDIA  1,643,500 714,906
NXP Semiconductors (8) 2,040,698 407,977
Texas Instruments (8) 2,588,329 411,570
1,534,453
Software 7.0%
Aurora Innovation (7) 74,222,591 174,423
Intuit (8) 788,898 403,079
Microsoft (8) 7,493,162 2,365,966
PTC (7) 2,379,502 337,128
Salesforce (7)(8) 1,784,948 361,952
3,642,548
Technology Hardware, Storage & Peripherals 2.1%
Apple (8) 6,269,038 1,073,322
1,073,322
Total Information Technology 6,900,729
MATERIALS 0.9%
Chemicals 0.9%
Linde (8) 1,222,022 455,020
Total Materials 455,020
REAL ESTATE 0.2%
Specialized Real Estate Investment Trusts 0.2%
SBA Communications, REIT  522,200 104,529
Total Real Estate 104,529
UTILITIES 6.5%
Electric Utilities 3.0%
Exelon (8) 19,639,440 742,175
Xcel Energy  13,892,837 794,948
1,537,123
Multi-Utilities 3.5%
Ameren  10,259,699 767,734
CenterPoint Energy  10,855,311 291,465

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DTE Energy  4,951,481 491,583
WEC Energy Group  3,004,919 242,046
1,792,828
Total Utilities 3,329,951
Total Miscellaneous Common Stocks  3.2% (10) 1,678,689
Total Common Stocks (Cost $25,738,035) 33,582,490
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (4)
(7)(9) 2,141,932 96,837
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (4)
(7)(9) 177,514 8,025
Total Information Technology 104,862
Total Convertible Preferred Stocks (Cost $200,204) 104,862
CORPORATE BONDS 9.3%
Alliant Holdings Intermediate, 4.25%, 10/15/27 (1) 14,488,000 12,949
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 22,598,000 19,604
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 74,120,000 68,932
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 161,771,000 156,109
AmWINS Group, 4.875%, 6/30/29 (1) 20,741,000 18,096
Avantor Funding, 3.875%, 11/1/29 (1) 97,085,000 83,129
Avantor Funding, 4.625%, 7/15/28 (1) 106,567,000 96,976
Ball, 6.00%, 6/15/29  54,727,000 53,222
Black Knight InfoServ, 3.625%, 9/1/28 (1) 10,366,000 9,291
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 26,823,000 23,973
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 16,001,000 14,181
Booz Allen Hamilton, 5.95%, 8/4/33  16,093,000 15,590
BroadStreet Partners, 5.875%, 4/15/29 (1) 32,116,000 28,061
CCO Holdings, 5.00%, 2/1/28 (1) 251,459,000 228,199
CCO Holdings, 5.125%, 5/1/27 (1) 320,639,000 298,194
CCO Holdings, 5.50%, 5/1/26 (1) 12,711,000 12,266
Cedar Fair, 5.25%, 7/15/29  75,165,000 65,300
Cedar Fair, 5.375%, 4/15/27  94,748,000 88,589
Cedar Fair, 5.50%, 5/1/25 (1) 59,417,000 58,080
Cedar Fair, 6.50%, 10/1/28  64,078,000 60,794
Charles River Laboratories International, 3.75%, 3/15/29 (1) 47,375,000 40,802
Charles River Laboratories International, 4.00%, 3/15/31 (1) 36,274,000 30,606
Charles River Laboratories International, 4.25%, 5/1/28 (1) 14,116,000 12,669
Clarios Global, 6.25%, 5/15/26 (1) 21,420,000 20,938

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Clarios Global, 6.75%, 5/15/25 (1) 15,510,000 15,413
Clarios Global, 8.50%, 5/15/27 (1) 76,373,000 76,278
Clarivate Science Holdings, 3.875%, 7/1/28 (1) 10,499,000 9,082
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 7,492,000 6,368
Crowdstrike Holdings, 3.00%, 2/15/29  5,731,000 4,814
Delta Air Lines, 4.75%, 10/20/28 (1) 37,309,458 35,312
Entegris Escrow, 4.75%, 4/15/29 (1) 10,635,000 9,518
Gartner, 3.625%, 6/15/29 (1) 35,146,000 30,138
Gartner, 3.75%, 10/1/30 (1) 12,904,000 10,823
Gartner, 4.50%, 7/1/28 (1) 12,758,000 11,642
GFL Environmental, 4.00%, 8/1/28 (1) 21,174,000 18,422
GFL Environmental, 4.375%, 8/15/29 (1) 20,415,000 17,659
GFL Environmental, 4.75%, 6/15/29 (1) 47,859,000 42,355
Heartland Dental, 8.50%, 5/1/26 (1) 65,708,000 62,094
Heartland Dental, 10.50%, 4/30/28 (1) 47,725,000 47,964
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 55,439,000 44,698
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 52,441,000 45,165
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 73,449,000 61,513
Hilton Domestic Operating, 4.875%, 1/15/30  45,626,000 41,520
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 20,764,000 20,401
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 47,347,000 45,749
Hilton Worldwide Finance, 4.875%, 4/1/27  14,542,000 13,851
Hologic, 3.25%, 2/15/29 (1) 23,500,000 19,857
Howmet Aerospace, 3.00%, 1/15/29  21,501,000 18,141
Howmet Aerospace, 5.90%, 2/1/27  3,193,000 3,133
HUB International, 5.625%, 12/1/29 (1) 34,550,000 30,015
HUB International, 7.00%, 5/1/26 (1) 323,573,000 321,955
HUB International, 7.25%, 6/15/30 (1) 530,482,000 528,493
Intercontinental Exchange, 4.00%, 9/15/27  6,419,000 6,067
IQVIA, 5.00%, 5/15/27 (1) 14,625,000 13,766
IQVIA, 5.70%, 5/15/28 (1) 64,099,000 62,176
IQVIA, 6.50%, 5/15/30 (1) 15,969,000 15,690
KFC Holding, 4.75%, 6/1/27 (1) 135,133,000 128,714
Korn Ferry, 4.625%, 12/15/27 (1) 26,409,000 24,296
Lamar Media, 3.625%, 1/15/31  4,636,000 3,755
Lamar Media, 3.75%, 2/15/28  29,116,000 25,841
Lamar Media, 4.875%, 1/15/29  5,200,000 4,732
Lennox International, 3.00%, 11/15/23  6,420,000 6,396
Life Time, 5.75%, 1/15/26 (1) 51,928,000 50,110
Live Nation Entertainment, 4.875%, 11/1/24 (1) 3,634,000 3,570
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 73,927,348 73,188
Mirant, EC, 7.90%, 7/15/09 (1)(4)(7) 16,000,000 —
MSCI, 3.25%, 8/15/33 (1) 28,325,000 21,810
MSCI, 3.625%, 9/1/30 (1) 67,207,000 56,202
MSCI, 3.625%, 11/1/31 (1) 38,908,000 31,807
MSCI, 3.875%, 2/15/31 (1) 44,538,000 37,579

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MSCI, 4.00%, 11/15/29 (1) 36,826,000 32,361
Pioneer Natural Resources, 1.125%, 1/15/26  4,515,000 4,082
Pioneer Natural Resources, 2.15%, 1/15/31  11,289,000 8,909
Pioneer Natural Resources, 5.10%, 3/29/26  9,274,000 9,137
PRA Health Sciences, 2.875%, 7/15/26 (1) 16,684,000 15,057
PTC, 4.00%, 2/15/28 (1) 6,320,000 5,664
Ryan Specialty, 4.375%, 2/1/30 (1) 13,042,000 11,379
SBA Communications, 3.125%, 2/1/29  68,421,000 56,960
SBA Communications, 3.875%, 2/15/27  63,101,000 57,895
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,587
Sensata Technologies, 3.75%, 2/15/31 (1) 30,673,000 24,768
Sensata Technologies, 4.00%, 4/15/29 (1) 39,128,000 33,454
Sensata Technologies, 4.375%, 2/15/30 (1) 12,299,000 10,577
Sensata Technologies, 5.00%, 10/1/25 (1) 23,727,000 22,926
Sensata Technologies, 5.625%, 11/1/24 (1) 6,649,000 6,558
Sensata Technologies, 5.875%, 9/1/30 (1) 26,938,000 24,918
Service Corp. International, 3.375%, 8/15/30  25,671,000 20,697
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,591,000 106,922
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 29,816,000 29,741
Surgery Center Holdings, 10.00%, 4/15/27 (1) 29,057,000 29,384
Teleflex, 4.25%, 6/1/28 (1) 5,408,000 4,820
Teleflex, 4.625%, 11/15/27  31,363,000 28,736
TransDigm, 5.50%, 11/15/27  42,679,000 40,012
TransDigm, 6.25%, 3/15/26 (1) 39,622,000 38,978
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  779,017 744
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  4,492,793 4,246
United Airlines PTT, Series 2012-1, Class A, 4.15%, 4/11/24  7,429,149 7,329
USI, 6.875%, 5/1/25 (1) 128,536,000 127,411
Vail Resorts, 6.25%, 5/15/25 (1) 16,059,000 15,939
Yum! Brands, 3.625%, 3/15/31  49,319,000 40,688
Yum! Brands, 4.625%, 1/31/32  92,179,000 79,965
Yum! Brands, 4.75%, 1/15/30 (1) 39,563,000 35,360
Yum! Brands, 5.35%, 11/1/43  73,562,000 64,551
Yum! Brands, 5.375%, 4/1/32  110,553,000 100,327
Yum! Brands, 6.875%, 11/15/37  30,222,000 30,524
Total Corporate Bonds (Cost $5,002,977) 4,808,228
PREFERRED STOCKS 0.2%
FINANCIALS 0.0%
Financial Services 0.0%
Charles Schwab, Series D, 5.95% (11) 95,500 2,325
Total Financials 2,325

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 0.2%
Electric Utilities 0.2%
CMS Energy, 5.875%, 10/15/78 (6) 1,751,071 39,504
CMS Energy, 5.875%, 3/1/79 (6) 1,440,097 33,180
SCE Trust IV, Series J, VR, 5.375% (6)(11)(12) 1,125,415 23,319
96,003
Gas & Gas Transmission 0.0%
NiSource, Series B, VR, 6.50% (11)(12) 490,204 12,304
12,304
Total Utilities 108,307
Total Preferred Stocks (Cost $122,557) 110,632
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 11.0%
U.S. Treasury Obligations 11.0%
U.S. Treasury Notes, 3.375%, 5/15/33  2,647,821,700 2,402,071
U.S. Treasury Notes, 3.50%, 2/15/33  2,105,016,000 1,932,010
U.S. Treasury Notes, 3.875%, 8/15/33  538,682,300 509,055
U.S. Treasury Notes, 4.125%, 11/15/32  869,897,900 839,043
5,682,179
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $6,048,747) 5,682,179
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 5.40% (6)(13) 1,646,918,187 1,646,918
Total Short-Term Investments (Cost $1,646,918) 1,646,918
Total Investments in Securities 100.6%
(Cost $44,858,222) $ 52,019,873
Other Assets Less Liabilities (0.6)% (296,461)
Net Assets 100.0% $ 51,723,412
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$3,877,837 and represents 7.5% of net assets.

T. ROWE PRICE Capital Appreciation Fund

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(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of September 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) SEC 30-day yield
(6) Affiliated Companies
(7) Non-income producing
(8) All or a portion of this security is pledged to cover or as collateral for written call options at September 30, 2023.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$227,917 and represents 0.4% of net assets.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Perpetual security with no stated maturity date.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.3)%
OTC Options Written (0.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
AbbVie, Call, 1/17/25 @
$160.00 3,998 59,594 (4,398)
Citibank
AbbVie, Call, 1/17/25 @
$165.00 3,997 59,579 (3,657)
Citibank
AbbVie, Call, 1/17/25 @
$175.00 5,094 75,931 (3,095)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$145.00 322 4,800 (304)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$150.00 322 4,800 (210)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$175.00 2,554 38,070 (112)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$180.00 3,828 57,060 (98)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$185.00 1,271 18,946 (21)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$195.00 1,271 18,946 (32)
JPMorgan Chase
AbbVie, Call, 1/19/24 @
$200.00 1,271 18,946 (10)
Citibank
Alphabet, Class A, Call,
1/19/24 @ $142.00 6,415 83,947 (2,823)
Wells Fargo Bank
Alphabet, Class A, Call,
1/19/24 @ $120.00 11,767 153,983 (19,621)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $120.00 3,809 48,420 (5,628)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $132.50 9,629 122,404 (7,583)
Wells Fargo Bank
Amazon.com, Call, 1/19/24
@ $135.00 6,452 82,018 (4,387)
UBS Investment Bank
Analog Devices, Call,
1/19/24 @ $200.00 1,606 28,120 (442)
UBS Investment Bank
Analog Devices, Call,
1/19/24 @ $210.00 322 5,638 (43)
UBS Investment Bank
Analog Devices, Call,
6/21/24 @ $210.00 322 5,638 (187)
UBS Investment Bank
Analog Devices, Call,
6/21/24 @ $220.00 322 5,638 (126)
JPMorgan Chase
Apple, Call, 1/19/24 @
$195.00 3,851 65,933 (753)
JPMorgan Chase
Apple, Call, 1/19/24 @
$200.00 3,208 54,924 (401)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Apple, Call, 1/19/24 @
$205.00 643 11,009 (52)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$270.00 1,923 49,715 (1,442)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$280.00 1,923 49,715 (788)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$290.00 1,261 32,601 (240)
Goldman Sachs
Becton Dickinson &
Company, Call, 1/19/24 @
$300.00 1,261 32,601 (113)
Wells Fargo Bank
CME Group, Call, 1/19/24
@ $190.00 471 9,430 (709)
Wells Fargo Bank
CME Group, Call, 1/19/24
@ $200.00 471 9,430 (396)
Wells Fargo Bank
CME Group, Call, 1/19/24
@ $210.00 470 9,410 (179)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$290.00 3,172 78,697 (698)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$300.00 625 15,506 (84)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$310.00 625 15,506 (50)
JPMorgan Chase
Danaher, Call, 1/19/24 @
$320.00 625 15,506 (39)
Citibank
Equifax, Call, 12/15/23 @
$220.00 2,955 54,130 (325)
Citibank
Equifax, Call, 12/15/23 @
$240.00 3,600 65,945 (135)
Citibank
Equifax, Call, 1/19/24 @
$230.00 322 5,898 (31)
Citibank
Equifax, Call, 1/19/24 @
$240.00 321 5,880 (17)
JPMorgan Chase
Exelon, Call, 1/19/24 @
$45.00 18,205 68,797 (182)
JPMorgan Chase
Exelon, Call, 1/19/24 @
$47.00 4,322 16,333 (32)
JPMorgan Chase
Exelon, Call, 1/19/24 @
$50.00 4,683 17,697 (35)
JPMorgan Chase
Exelon, Call, 6/21/24 @
$47.00 643 2,430 (23)
Citibank
Fortive, Call, 12/15/23 @
$75.00 643 4,768 (199)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Fortive, Call, 12/15/23 @
$80.00 643 4,769 (74)
Wells Fargo Bank
GE HealthCare
Technologies, Call, 1/19/24
@ $85.00 1,285 8,743 (61)
Wells Fargo Bank
GE HealthCare
Technologies, Call, 1/19/24
@ $90.00 3,851 26,202 (96)
Wells Fargo Bank
General Electric, Call,
1/19/24 @ $95.00 4,340 47,979 (8,170)
Wells Fargo Bank
General Electric, Call,
1/19/24 @ $110.00 7,774 85,942 (6,180)
Wells Fargo Bank
General Electric, Call,
1/19/24 @ $115.00 7,774 85,942 (4,179)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $140.00 629 9,446 (1,013)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $155.00 1,912 28,714 (1,329)
Wells Fargo Bank
Hilton Worldwide Holdings,
Call, 1/19/24 @ $160.00 1,283 19,268 (622)
Goldman Sachs
Ingersoll Rand, Call,
12/15/23 @ $60.00 2,521 16,064 (1,462)
Goldman Sachs
Ingersoll Rand, Call,
12/15/23 @ $75.00 3,212 20,467 (88)
Citibank
Intercontinental Exchange,
Call, 1/19/24 @ $115.00 3,837 42,215 (1,266)
UBS Investment Bank
Intuit, Call, 1/19/24 @
$480.00 642 32,802 (3,528)
Citibank
Keurig Dr Pepper, Call,
1/19/24 @ $37.00 3,368 10,633 (34)
Citibank
Keurig Dr Pepper, Call,
1/19/24 @ $40.00 3,368 10,633 (25)
UBS Investment Bank
KKR, Call, 1/19/24 @
$55.00 6,389 39,356 (5,654)
UBS Investment Bank
KKR, Call, 1/19/24 @
$65.00 643 3,961 (178)
UBS Investment Bank
KKR, Call, 6/21/24 @
$65.00 643 3,961 (360)
Wells Fargo Bank
Linde, Call, 1/19/24 @
$390.00 1,279 47,624 (1,394)
Wells Fargo Bank
Linde, Call, 1/19/24 @
$395.00 321 11,952 (287)
Wells Fargo Bank
Linde, Call, 1/19/24 @
$410.00 321 11,952 (169)
Goldman Sachs
Marsh & McLennan, Call,
1/19/24 @ $190.00 2,878 54,768 (2,720)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Marsh & McLennan, Call,
1/19/24 @ $200.00 321 6,109 (143)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $380.00 1,272 50,360 (4,055)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $400.00 3,510 138,964 (6,704)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $405.00 321 12,709 (529)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $410.00 1,918 75,936 (2,695)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $420.00 1,594 63,108 (1,578)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $425.00 321 12,709 (265)
Goldman Sachs
Mastercard, Class A, Call,
1/19/24 @ $430.00 1,272 50,360 (852)
Barclays Bank
Meta Platforms, Class A,
Call, 1/19/24 @ $290.00 3,208 96,307 (10,755)
UBS Investment Bank
Microsoft, Call, 1/19/24 @
$360.00 1,284 40,542 (591)
UBS Investment Bank
Microsoft, Call, 1/19/24 @
$365.00 482 15,219 (152)
UBS Investment Bank
Microsoft, Call, 1/19/24 @
$375.00 1,284 40,542 (324)
UBS Investment Bank
Microsoft, Call, 1/19/24 @
$385.00 482 15,219 (81)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $190.00 2,554 51,060 (5,440)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $195.00 3,771 75,390 (6,901)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $200.00 2,554 51,060 (3,959)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $210.00 643 12,855 (691)
Wells Fargo Bank
NXP Semiconductors, Call,
1/19/24 @ $220.00 643 12,855 (460)
Wells Fargo Bank
NXP Semiconductors, Call,
6/21/24 @ $220.00 482 9,636 (771)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$170.00 1,525 18,722 (15)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$175.00 2,478 30,422 (12)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$185.00 933 11,454 (7)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$190.00 933 11,454 (7)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/19/24 @
$200.00 933 11,454 (5)
Citibank
Roper Technologies, Call,
2/16/24 @ $510.00 322 15,594 (509)
Bank of America
S&P Global, Call, 1/19/24 @
$400.00 429 15,676 (272)
Bank of America
S&P Global, Call, 1/19/24 @
$410.00 207 7,564 (83)
Bank of America
S&P Global, Call, 1/19/24 @
$420.00 429 15,676 (108)
Bank of America
S&P Global, Call, 1/19/24 @
$430.00 207 7,564 (31)
Bank of America
S&P Global, Call, 1/19/24 @
$450.00 207 7,564 (13)
Bank of America
S&P Global, Call, 1/19/24 @
$470.00 207 7,564 (7)
UBS Investment Bank
S&P Global, Call, 1/19/24 @
$400.00 321 11,730 (204)
UBS Investment Bank
S&P Global, Call, 1/19/24 @
$410.00 321 11,730 (128)
Goldman Sachs
Salesforce, Call, 1/19/24 @
$230.00 964 19,548 (455)
Goldman Sachs
Salesforce, Call, 1/19/24 @
$240.00 964 19,548 (275)
Goldman Sachs
Salesforce, Call, 6/21/24 @
$230.00 322 6,530 (460)
Goldman Sachs
Salesforce, Call, 6/21/24 @
$240.00 322 6,530 (359)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$270.00 1,271 34,733 (2,288)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$280.00 1,271 34,733 (1,576)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$290.00 1,271 34,733 (1,036)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$300.00 1,271 34,733 (636)
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$310.00 958 26,179 (285)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo Bank
Stryker, Call, 1/19/24 @
$320.00 1,013 27,682 (160)
JPMorgan Chase
Teledyne Technologies,
Call, 12/15/23 @ $460.00 161 6,578 (39)
Bank of America
Texas Instruments, Call,
1/19/24 @ $180.00 2,540 40,389 (568)
Bank of America
Texas Instruments, Call,
1/19/24 @ $190.00 3,504 55,717 (317)
Bank of America
Texas Instruments, Call,
1/19/24 @ $195.00 3,504 55,717 (196)
Bank of America
Texas Instruments, Call,
1/19/24 @ $200.00 10,524 167,342 (368)
Bank of America
Texas Instruments, Call,
6/21/24 @ $195.00 643 10,224 (220)
Bank of America
Texas Instruments, Call,
6/21/24 @ $200.00 643 10,224 (171)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $560.00 161 8,149 (140)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $590.00 161 8,149 (53)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $600.00 1,284 64,992 (311)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $610.00 448 22,676 (76)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $620.00 448 22,676 (69)
Citibank
Thermo Fisher Scientific,
Call, 1/19/24 @ $630.00 448 22,676 (46)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $610.00 316 15,995 (54)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $630.00 316 15,995 (32)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $660.00 316 15,995 (40)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/19/24 @ $690.00 316 15,995 (76)
Goldman Sachs
TransUnion, Call, 12/15/23
@ $80.00 1,284 9,218 (154)
Citibank
UnitedHealth Group, Call,
1/19/24 @ $580.00 2,096 105,678 (713)
JPMorgan Chase
UnitedHealth Group, Call,
1/19/24 @ $550.00 642 32,369 (576)
JPMorgan Chase
UnitedHealth Group, Call,
1/19/24 @ $600.00 2,209 111,376 (353)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Visa, Class A, Call, 1/19/24
@ $230.00 1,905 43,817 (2,391)
Goldman Sachs
Visa, Class A, Call, 1/19/24
@ $240.00 2,227 51,223 (1,637)
Goldman Sachs
Visa, Class A, Call, 1/19/24
@ $245.00 963 22,150 (520)
Goldman Sachs
Visa, Class A, Call, 1/19/24
@ $250.00 1,905 43,817 (738)
Goldman Sachs
Visa, Class A, Call, 1/19/24
@ $260.00 2,227 51,223 (409)
Goldman Sachs
Visa, Class A, Call, 6/21/24
@ $250.00 161 3,703 (200)
Goldman Sachs
Visa, Class A, Call, 6/21/24
@ $260.00 161 3,703 (142)
Citibank
Yum! Brands, Call, 1/19/24
@ $145.00 2,241 27,999 (84)
Citibank
Yum! Brands, Call, 1/19/24
@ $150.00 2,241 27,999 (84)
Wells Fargo Bank
Yum! Brands, Call, 1/19/24
@ $140.00 9,000 112,446 (788)
Total Options Written (Premiums $(292,292)) $ (166,031)

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CMS Energy, 5.875%, 10/15/78  $ (546) $ 2,051 $ 2,173
CMS Energy, 5.875%, 3/1/79  (1,183) 4,316 2,383
Revvity ^^ 1,791 (195,314) 1,418
SCE Trust IV, Series J, VR, 5.375%  (2,514) 6,482 1,357
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class, 8.96%  — 16,645 51,038
TransUnion  (101,545) 273,617 2,480
T. Rowe Price Government Reserve Fund, 5.40% — — 97,022
Totals $ (103,997) # $ 107,797 $ 157,871 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
CMS Energy, 5.875%, 10/15/78  $ 49,731 $ — $ 12,278 $ 39,504
CMS Energy, 5.875%, 3/1/79  61,510 — 32,646 33,180
Revvity ^^ * 318,965 12,663 933,819
SCE Trust IV, Series J, VR,
5.375%  29,636 — 12,799 23,319
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 8.96%  749,303 50,980 — 816,928
TransUnion  576,044 — 612,243 *
T. Rowe Price Government
Reserve Fund, 5.40% 2,714,515 ¤ ¤ 1,646,918
Total $ 3,493,668 ^
^^ Includes previously reported affiliates PerkinElmer acquired through a corporate action.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $157,871 of dividend income and $0 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,526,284.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund, Inc.  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Capital Appreciation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.

T. ROWE PRICE Capital Appreciation Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,718,335 $ — $ 5,718,335
Bank Loans — 5,221,917 9,563 5,231,480
Bond Mutual Funds 816,928 — — 816,928
Common Stocks 33,459,435 — 123,055 33,582,490
Convertible Preferred Stocks — — 104,862 104,862
Corporate Bonds — 4,808,228 — 4,808,228
Preferred Stocks 110,632 — — 110,632
Short-Term Investments 1,646,918 — — 1,646,918
Total $ 36,033,913 $ 15,748,480 $ 237,480 $ 52,019,873
Liabilities
Options Written $ — $ 166,031 $ — $ 166,031
Total $ — $ 166,031 $ — $ 166,031
1
Includes Asset-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F72-054Q3 09/23